VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Vessels and Equipment, Cost
Transfer from newbuildings	$ 176,598
Vessels and Equipment, Accumulated Depreciation
Depreciation	(35,984)	$ (30,794)
Vessels and Equipment
Vessels and Equipment, Cost
Beginning balance	1,873,795
Additions	343,895
Disposals	0
Transfer from newbuildings	176,598
Ending balance	2,394,288
Vessels and Equipment, Accumulated Depreciation
Accumulated depreciation beginning balance	(114,856)
Depreciation	(35,984)
Accumulated depreciation ending balance	(150,840)
Vessels and equipment, net	$ 2,243,448		$ 1,758,939